Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Jul. 31, 2026
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of July 31,
	2025	2026
Accrued payroll and welfare	$53,095	$250,582
Professional service fees payable(1)	117,805	152,631
Other tax payable	16,640	60,202
Warehouse and logistics expenses payable	13,025	10,738
Other accrued expenses	26,017	48,808
Accrued expenses and other liabilities	$226,582	$522,961

(1)	Professional service fees payable primarily consist of fees associated with research and development activities, such as consulting services and testing fees, as well as professional service fees related to daily management, including auditing, legal, and financial consulting services.